Share-Based Compensation Plans	12 Months Ended
Dec. 31, 2022
Disclosure Of Share Based Payment Arrangements Text Block Abstract
SHARE-BASED COMPENSATION PLANS

31. SHARE-BASED COMPENSATION PLANS

The share-based compensation expense included in the consolidated statements of income was as follows:

For the years ended December 31,	2022	2021	2020
Operating expenses	$67,428	$73,723	$12,500

Telesat Canada Stock Incentive Plans

Telesat Holdings Inc. (the predecessor entity to Telesat Canada) adopted a management stock incentive plan in September 2008, as amended (the “2008 Telesat Plan”) and a second management stock incentive plan in April 2013, as amended (the “2013 Telesat Plan”). In the first half of 2021, Telesat Canada also adopted a restricted share unit plan (the “RSU Plan” together with the 2008 Telesat Plan and 2013 Telesat Plan, the “Historic Plan”).

The purpose of the Historic Plans were to promote the interests of Telesat and its shareholders by providing certain key employees of Telesat and its affiliates with an appropriate incentive to encourage them to continue in the employ of, or engagement with, Telesat or an affiliate and to improve Telesat’s growth and profitability.

The 2008 Telesat Plan reserved a total of 8,824,646 Telesat Canada Non-Voting Participating Preferred Shares for issuance upon due exercise of Telesat Canada Options. In connection with the completion of the Transaction, no further Telesat Canada Options will be granted under the 2008 Telesat Plan. Prior to the close of the Transaction, 738,667 Telesat Canada stock options were issued and outstanding. Upon the completion of the Transaction the 738,667 Telesat Canada stock options were converted into 305,499 Telesat Corporation stock options.

The 2013 Telesat Plan reserved a total of 8,680,399 Telesat Canada Non-Voting Participating Preferred Shares for issuance upon due exercise of Telesat Canada Options. In connection with the completion of the Transaction, no further Telesat Canada Options will be granted under the 2013 Telesat Plan. Prior to the close of the Transaction, 1,446,797 Telesat Canada stock options were issued and outstanding. Upon the completion of the Transaction the 1,446,797 Telesat Canada stock options were converted into 595,290 Telesat Corporation stock options.

In each case, the Telesat Options were convertible at the option of the holder into Telesat Public Shares (provided that the holder complied with the constrained share provisions in the Telesat Corporation Articles).

In addition, in 2018, Telesat Canada authorized the issuance of 200,000 RSUs expected to be settled in Non-Voting Participating Preferred Shares. The RSUs vest over a three-year period with a vesting period commencing on January 1, 2018.

Under the stock incentive plans, two different types of stock options could be granted: time-vesting options and performance-vesting options. The time-vesting options generally become vested and exercisable over a five-year period by 20% annual increments. The performance-vesting options become vested and exercisable over a five-year period, provided that the Company has achieved or exceeded an annual or cumulative target consolidated EBITDA established by the Board of Directors. The exercise period of the stock options expires 10 years from the grant date. The exercise price of each share underlying the options will be the higher of a fixed price, established by the Board of Directors on the grant date, and the fair market value of a Non-Voting Participating Preferred Share on the grant date. Both plans authorized the Board of Directors to grant tandem SARs, at their discretion.

The Company expenses the fair value of stock options that are expected to vest over the vesting period using the Black-Scholes option pricing model. The share-based compensation expense is included in operating expenses.

In April 2021, 6,197,776 issued and outstanding, vested and unvested stock options were cancelled. This resulted in a non-cash operating expense recorded in the year ended December 31, 2021 of $8.5 million.

In April 2021, a total of 3,660,000 Non-Voting Participating Preferred Shares are reserved for issuance upon vesting of the RSUs awarded under the RSU Plan, provided that the aggregate number of Non-Voting Participating Preferred Shares issuable under the RSU Plan (and under all other share compensation arrangements) does not exceed 10% of the total number of Non-Voting Participating Preferred Shares outstanding from time to time (on a non-diluted basis). A total of 3,530,000 Telesat Canada RSUs were issued in connection with the plan. Upon completion of the Transaction the 3,530,000 Telesat Canada RSUs were converted into 1,460,008 Telesat Corporation RSUs.

Telesat Corporation Stock Incentive Plans

In connection with the Transaction, the holders of Telesat Canada Tandem SARs, Telesat Canada Options and Telesat Canada RSUs were offered the opportunity to enter into exchange agreements with Telesat Corporation in respect of their Telesat Canada Tandem SARs, Telesat Canada Options and Telesat Canada RSUs, pursuant to which, upon the Closing, they exchanged such instruments for corresponding instruments in Telesat Corporation. The stock options, share appreciation rights and RSUs will have similar vesting terms, however, the quantity and exercise prices have been adjusted.

On November 19, 2021, Telesat Corporation adopted an omnibus long-term incentive plan (“Omnibus Plan”). The Omnibus Plan allows for a variety of equity-based awards including stock options, RSUs, performance share units and deferred share units. The stock options, RSUs, PSUs and DSUs are collectively referred to as “Award”. Each Award will represent the right to receive Public Shares or, in the case of PSUs, RSUs or DSUs, Public Shares or cash, in accordance with the terms of the Omnibus Plan.

The maximum number of Public Shares reserved for issuance under the Omnibus Plan is 2,972,816.

Historic Plan

The change in number of stock options outstanding and their weighted average exercise price for the Historic Plan were summarized below:

	Telesat Canada time vesting options		Telesat Canada performance vesting options		Telesat Corporation time vesting options
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at December 31, 2020 and January 1, 2021	7,948,568	$25.83	406,262	$11.07	—	$—
Cancelled	(6,197,775)		—		—
Granted	77,500		—		—
Forfeited	(46,761)		(9,229)		—
Exercised (Note 25)	(600)		—		—
Exchanged upon close of Transaction	(1,780,932)		(397,033)		900,789
Expired	—		—		—
Outstanding at December 31, 2021	—	$—	—	$—	900,789	$48.77
Forfeited	—		—		(107,122)
Outstanding at December 31, 2022	—	$—	—	$—	793,667	$50.30

The quantity of stock options that are exercisable and the weighted average remaining life were as follows:

	As at December 31, 2022	As at December 31, 2021
Telesat Corporation time vesting options	782,229	875,880
Weighted average remaining life	1 year	2 years

The weighted average assumptions used to determine the share-based compensation expense for stock options using the Black-Scholes option pricing model were as follows:

	2021	2020
Dividend yield	—%	—%
Expected volatility	35.0%	32.7%
Risk-free interest rate	1.85%	2.79%
Expected life (years)	10	10

The expected volatility is based on the historical volatility of comparable publicly listed entities.

The weighted average fair value of the stock options granted during 2021 was $25.94. There were no stock options granted under the Historic Plan during 2022.

The movement in the number of RSUs under the Telesat Canada Stock Incentive Plans is as follows:

	Telesat Canada RSUs with time criteria	Telesat Canada RSUs with time and performance criteria
Outstanding, December 31, 2020 and January 1, 2021	66,667	—
Granted	3,230,000	300,000
Exchange upon close of Transaction	(3,296,667)	(300,000)
Outstanding, December 31, 2021	—	—

The movement in the number of RSUs under the Historic Plan were as follows:

	RSUs with time criteria	RSUS with time and performance criteria
Outstanding, December 31, 2020 and January 1, 2021	—	—
Exchange upon close of Transaction	1,363,501	124,080
Outstanding, December 31, 2021 and January 1, 2022	1,363,501	124,080
Settled	(390,163)	—
Outstanding, December 31, 2022	973,338	124,080

As at December 31, 2022, there were 82,720 RSUs (December 31, 2021 — 27,573) that were vested but not settled.

Omnibus Plan

The change in number of stock options outstanding and their weighted average exercise price for the Omnibus Plan were summarized below:

	Telesat Corporation time vesting options
	Number of options	Weighted average exercise price
Outstanding at January 1, 2021, December 31, 2021 and January 1, 2022	—	$—
Granted	285,149
Outstanding at December 31, 2022	285,149	$16.64

There are no stock options exercisable as of December 31, 2022. The weighted average remaining life is 10 years.

The weighted average assumptions used to determine the share-based compensation expense for stock options using the Black-Scholes option pricing model were as follows:

2022
Dividend yield	—%
Expected volatility	50.0%
Risk-free interest rate	2.85%
Expected life (years)	10

The expected volatility is based on the historical volatility of comparable publicly listed entities.

The movement in the number of RSUs, PSUs and DSUs under the Omnibus Plan was as follows:

	RSUs with time criteria	PSUs with time and performance criteria	DSUs
Outstanding, December 31, 2020 and January 1, 2021	—	—	—
Exchange upon close of Transaction	—	—	—
Outstanding, January 1, 2022	—	—	—
Granted	382,364	140,583	46,576
Settled	(20,983)	—	—
Forfeited	(10,310)	—	—
Outstanding, December 31, 2022	351,071	140,583	46,576